FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities:
Equity	$5,839	$-	$-	$5,839
Foreign currency derivative contracts	-	88	-	88

Total	$5,839	$88	$-	$5,927

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities:
Equity	$10,116	$-	$-	$10,116
Corporate debentures	-	560	-	560
Foreign currency derivative contracts	-	(78)	-	(78)

Total	$10,116	$482	$-	$10,598